UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2016

MFS® GLOBAL MULTI-ASSET FUND

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 43.1%
Aerospace - 0.0%
Lockheed Martin Corp., 3.55%, 1/15/2026		$10,000	$10,593

Asset-Backed & Securitized - 2.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049		$48,018	$48,954
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049		30,000	30,504
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		30,955	33,061
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/2039		32,000	32,372
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/2039		37,397	37,632
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		25,000	25,376
John Deere Owner Trust, “A2”, 1.15%, 10/15/2018		26,000	26,000
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		40,000	42,221
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.742%, 6/15/2049		63,042	64,488
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.742%, 6/15/2049		40,577	40,124
Morgan Stanley Capital I Trust, “AM”, FRN, 5.666%, 4/15/2049		30,000	29,860
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.945%, 2/15/2051		46,859	48,283
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		35,606	37,536

			$496,411
Automotive - 0.5%
Delphi Automotive PLC, 4.25%, 1/15/2026		$12,000	$12,525
General Motors Co., 5.2%, 4/01/2045		19,000	17,861
General Motors Financial Co., Inc., 3.45%, 4/10/2022		11,000	10,801
Lear Corp., 5.25%, 1/15/2025		10,000	10,363
Renault S.A., 3.625%, 9/19/2018	EUR	15,000	18,402
Toyota Motor Credit Corp., 1%, 3/09/2021	EUR	20,000	23,495
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	10,000	10,966
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/2049	EUR	6,000	5,667

			$110,080
Biotechnology - 0.2%
Life Technologies Corp., 6%, 3/01/2020		$32,000	$35,858

Broadcasting - 0.1%
Omnicom Group, Inc., 3.6%, 4/15/2026		$10,000	$10,244
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	19,000	22,757

			$33,001
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$7,000	$7,147
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		11,000	11,201

			$18,348
Building - 0.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		$22,000	$23,045
Masco Corp., 4.375%, 4/01/2026		2,000	2,036
Owens Corning, Inc., 4.2%, 12/15/2022		4,000	4,054

			$29,135
Business Services - 0.3%
Cisco Systems, Inc., 2.2%, 2/28/2021		$14,000	$14,279
Equinix, Inc., 5.75%, 1/01/2025		7,000	7,350
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		25,000	25,021
Fidelity National Information Services, Inc., 5%, 10/15/2025		6,000	6,479

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
MSCI, Inc., 5.75%, 8/15/2025 (n)		$12,000	$12,630

			$65,759
Cable TV - 0.5%
Comcast Corp., 2.75%, 3/01/2023		$32,000	$33,068
Comcast Corp., 4.65%, 7/15/2042		16,000	17,798
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		12,000	11,572
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	10,000	8,497
SIRIUS XM Radio, Inc., 5.75%, 8/01/2021 (n)		$35,000	36,619
Time Warner Cable, Inc., 4.5%, 9/15/2042		5,000	4,439

			$111,993
Chemicals - 0.1%
LyondellBasell Industries N.V., 4.625%, 2/26/2055		$20,000	$17,867

Computer Software - 0.0%
VeriSign, Inc., 4.625%, 5/01/2023		$5,000	$5,050

Computer Software - Systems - 0.7%
Apple, Inc., 3.05%, 7/31/2029	GBP	100,000	$148,568

Conglomerates - 0.1%
General Electric Capital Corp., 3.1%, 1/09/2023		$31,000	$32,826

Consumer Products - 0.1%
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		$3,000	$3,209
Newell Rubbermaid, Inc., 3.85%, 4/01/2023		10,000	10,371
Newell Rubbermaid, Inc., 4%, 12/01/2024		11,000	11,228

			$24,808
Consumer Services - 0.1%
Service Corp. International, 5.375%, 5/15/2024		$16,000	$16,920
Visa, Inc., 4.15%, 12/14/2035		15,000	16,119

			$33,039
Containers - 0.1%
Ball Corp., 5%, 3/15/2022		$3,000	$3,135
Ball Corp., 4%, 11/15/2023		7,000	6,895
Ball Corp., 5.25%, 7/01/2025		5,000	5,250

			$15,280
Electronics - 0.1%
Tyco Electronics Group S.A., 2.375%, 12/17/2018		$11,000	$11,124

Emerging Market Quasi-Sovereign - 0.1%
Petroleos Mexicanos, 3.125%, 1/23/2019		$12,000	$11,892
Petroleos Mexicanos, 5.5%, 1/21/2021		20,000	20,750

			$32,642
Emerging Market Sovereign - 0.4%
United Mexican States, 6.5%, 6/10/2021	MXN	1,400,000	$85,098

Energy - Independent - 0.1%
Concho Resources, Inc., 6.5%, 1/15/2022		$15,000	$14,963
Concho Resources, Inc., 5.5%, 4/01/2023		6,000	5,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
Pioneer Natural Resources Co., 3.95%, 7/15/2022		$7,000	$7,108

			$27,951
Financial Institutions - 0.2%
Icahn Enterprises LP, 5.875%, 2/01/2022		$23,000	$21,827
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		13,000	14,170

			$35,997
Food & Beverages - 0.7%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	15,000	$16,589
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$17,000	17,674
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		22,000	23,775
Constellation Brands, Inc., 4.25%, 5/01/2023		24,000	24,540
J.M. Smucker Co., 2.5%, 3/15/2020		27,000	27,308
J.M. Smucker Co., 4.375%, 3/15/2045		2,000	2,094
Kraft Heinz Co., 5%, 7/15/2035 (n)		3,000	3,309
Mead Johnson Nutrition Co., 3%, 11/15/2020		11,000	11,304
SYSCO Corp., 2.5%, 7/15/2021		4,000	4,046
Tyson Foods, Inc., 5.15%, 8/15/2044		3,000	3,354
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		5,000	5,135
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		6,000	6,248

			$145,376
Food & Drug Stores - 0.2%
CVS Health Corp., 3.375%, 8/12/2024		$16,000	$16,807
CVS Health Corp., 4.875%, 7/20/2035		4,000	4,460
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034		13,000	12,625

			$33,892
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$25,000	$27,928

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 5.625%, 3/01/2021		$11,000	$12,039

Insurance - 0.4%
American International Group, Inc., 3.75%, 7/10/2025		$17,000	$16,980
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	50,000	62,513

			$79,493
Insurance - Health - 0.1%
UnitedHealth Group, Inc., 2.7%, 7/15/2020		$18,000	$18,698

Insurance - Property & Casualty - 0.3%
ACE INA Holdings, Inc., 2.3%, 11/03/2020		$3,000	$3,050
ACE INA Holdings, Inc., 2.875%, 11/03/2022		8,000	8,255
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		7,000	7,139
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		40,000	34,800
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		13,000	13,398
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		6,000	6,111

			$72,753
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 11/23/2041		$20,000	$19,367
Statoil A.S.A., FRN, 0.908%, 5/15/2018		11,000	10,861

			$30,228

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - 10.8%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	188,000	$169,518
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	5,000	10,187
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	19,000	30,826
Government of Canada, 4.25%, 6/01/2018	CAD	81,000	67,305
Government of Canada, 2.5%, 6/01/2024	CAD	63,000	53,650
Government of Canada, 5.75%, 6/01/2033	CAD	53,000	64,077
Government of Canada, 4%, 6/01/2041	CAD	12,000	12,824
Government of Japan, 2.1%, 9/20/2024	JPY	300,000	3,172
Government of Japan, 0.3%, 12/20/2025	JPY	600,000	5,522
Government of Japan, 2.2%, 9/20/2027	JPY	20,250,000	225,000
Government of Japan, 1.5%, 3/20/2034	JPY	22,500,000	240,294
Government of Japan, 2.4%, 3/20/2037	JPY	6,450,000	79,219
Government of Japan, 1.8%, 3/20/2043	JPY	6,200,000	72,520
Government of Japan, 2%, 3/20/2052	JPY	3,000,000	38,704
Government of New Zealand, 5.5%, 4/15/2023	NZD	155,000	127,434
Government of Norway, 3.75%, 5/25/2021	NOK	568,000	79,214
Government of Norway, 3%, 3/14/2024	NOK	322,000	44,829
Kingdom of Belgium, 4%, 3/28/2032	EUR	50,000	82,597
Kingdom of Spain, 5.4%, 1/31/2023	EUR	43,000	63,640
Kingdom of Spain, 5.15%, 10/31/2028	EUR	32,000	50,207
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	32,000	57,622
Republic of France, 6%, 10/25/2025	EUR	53,000	92,656
Republic of France, 4.75%, 4/25/2035	EUR	15,000	27,827
Republic of France, 4.5%, 4/25/2041	EUR	28,000	53,958
Republic of Ireland, 5.4%, 3/13/2025 (e)	EUR	16,000	25,674
Republic of Italy, 5.5%, 9/01/2022	EUR	216,000	320,336
Republic of Italy, 4.75%, 9/01/2028	EUR	32,000	49,444
Republic of Italy, 5%, 9/01/2040	EUR	18,000	30,923
Republic of Portugal, 4.95%, 10/25/2023	EUR	44,000	58,219
United Kingdom Treasury, 5%, 3/07/2018	GBP	32,000	50,131
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	2,000	3,683
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	27,000	52,039
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	25,000	42,990
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	13,000	25,998
United Kingdom Treasury, 4%, 1/22/2060	GBP	3,000	6,626

			$2,418,865
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	8,000	$6,148
Province of Manitoba, 4.15%, 6/03/2020	CAD	7,000	6,008

			$12,156
Major Banks - 1.4%
Bank of America Corp., 7.625%, 6/01/2019		$25,000	$29,094
Bank of America Corp., 3.875%, 8/01/2025		21,000	21,765
Bank of America Corp., 5.2% to 6/01/2023, FRN to 12/31/2049		3,000	2,760
Bank of America Corp., FRN, 6.1%, 12/29/2049		8,000	7,880
Credit Agricole S.A., 7.875% to 10/26/2019, FRN to 10/29/2049	EUR	50,000	65,429
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		$12,000	13,845
JPMorgan Chase & Co., 4.25%, 10/15/2020		27,000	29,227
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		12,000	13,176
Morgan Stanley, 2.2%, 12/07/2018		9,000	9,066
Morgan Stanley, 3.95%, 4/23/2027		24,000	24,025
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/2049		25,000	27,341
Regions Financial Corp., 2%, 5/15/2018		14,000	13,911

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Wells Fargo & Co., 4.1%, 6/03/2026		$25,000	$26,239
Wells Fargo & Co., 5.875% to 6/15/2025, FRN to 12/29/2049		6,000	6,407
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049		12,000	12,161

			$302,326
Medical & Health Technology & Services - 0.2%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$3,000	$3,194
Fresenius US Finance II, Inc., 4.25%, 2/01/2021 (n)		3,000	3,083
HCA, Inc. , 5.25%, 6/15/2026		6,000	6,150
HCA, Inc., 4.75%, 5/01/2023		20,000	20,350
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		10,000	10,138
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		13,000	12,739

			$55,654
Medical Equipment - 0.2%
Medtronic, Inc., 3.5%, 3/15/2025		$27,000	$28,818
Zimmer Holdings, Inc., 4.25%, 8/15/2035		5,000	4,882

			$33,700
Metals & Mining - 0.5%
Barrick North America Finance LLC, 5.75%, 5/01/2043		$16,000	$14,464
Cameco Corp., 5.67%, 9/02/2019	CAD	11,000	9,202
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023		$16,000	12,240
Kinross Gold Corp., 5.95%, 3/15/2024		13,000	11,054
Southern Copper Corp., 6.75%, 4/16/2040		11,000	10,688
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/2017	EUR	50,000	58,176

			$115,824
Midstream - 0.4%
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		$10,000	$10,210
Energy Transfer Partners LP, 3.6%, 2/01/2023		10,000	8,675
Enterprise Products Operating LLC, 1.65%, 5/07/2018		12,000	11,956
Enterprise Products Operating LLC, 3.9%, 2/15/2024		6,000	6,065
Enterprise Products Operating LLC, 4.85%, 3/15/2044		5,000	4,690
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		5,000	5,230
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/2045		2,000	1,777
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		12,000	10,507
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	13,000	8,890
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		$2,000	1,908
Williams Partners LP, 4.875%, 3/15/2024		10,000	8,726

			$78,634
Mortgage-Backed - 1.5%
Fannie Mae, 5.75%, 7/01/2016		$16,188	$16,186
Fannie Mae, 5.05%, 1/01/2017		27,252	27,583
Fannie Mae, 4.5%, 3/01/2034		56,262	61,683
Fannie Mae, 5.5%, 1/01/2037		9,659	10,932
Fannie Mae, 6%, 12/01/2037 - 6/01/2038		7,873	8,977
Fannie Mae, 4%, 2/01/2041		28,545	30,586
Fannie Mae, 3.5%, 5/01/2043		64,061	67,993
Freddie Mac, 3.3%, 4/25/2023		50,325	54,470
Freddie Mac, 3.458%, 8/25/2023		50,325	54,984

			$333,394

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - 0.2%
British Telecom PLC, 5.75%, 12/07/2028	GBP	5,000	$9,082
Telecom Italia Finance S.A., 7.75%, 1/24/2033	EUR	5,000	7,709
Verizon Communications, Inc., 4.5%, 9/15/2020		$5,000	5,520
Verizon Communications, Inc., 5.15%, 9/15/2023		11,000	12,696
Verizon Communications, Inc., 6.4%, 9/15/2033		9,000	11,070
Verizon Communications, Inc., 5.05%, 3/15/2034		9,000	9,755

			$55,832
Oils - 0.0%
Valero Energy Corp., 4.9%, 3/15/2045		$9,000	$8,036

Other Banks & Diversified Financials - 0.2%
Banco de Credito del Peru, 6.125% to 4/24/2022, FRN to 4/24/2027 (n)		$20,000	$21,325
Capital One Financial Corp., 3.2%, 2/05/2025		12,000	11,880
Discover Bank, 4.25%, 3/13/2026		8,000	8,040

			$41,245
Pharmaceuticals - 0.9%
AbbVie, Inc., 2.5%, 5/14/2020		$43,000	$43,777
Actavis Funding SCS, 3.8%, 3/15/2025		6,000	6,244
Actavis Funding SCS, 4.85%, 6/15/2044		2,000	2,130
Allergan PLC, 1.875%, 10/01/2017		12,000	12,051
Bayer AG, 3% to 7/01/2020, FRN to 7/01/2075	EUR	20,000	23,213
Biogen, Inc., 5.2%, 9/15/2045		$10,000	11,092
Celgene Corp., 2.875%, 8/15/2020		43,000	44,288
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		15,000	15,915
Gilead Sciences, Inc., 2.35%, 2/01/2020		15,000	15,347
Gilead Sciences, Inc., 4.5%, 2/01/2045		7,000	7,414
Gilead Sciences, Inc., 4.75%, 3/01/2046		8,000	8,757
Johnson & Johnson, 2.05%, 3/01/2023		8,000	8,034
Mylan, Inc., 2.55%, 3/28/2019		4,000	4,004

			$202,266
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 5.4%, 2/01/2043		$2,000	$1,100

Real Estate - Apartment - 0.2%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/2020	EUR	20,000	$23,422
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	20,000	24,228

			$47,650
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$14,000	$14,078

Real Estate - Other - 0.0%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025		$7,000	$6,818

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$25,000	$28,255

Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/2045		$12,000	$13,110

Retailers - 0.4%
Best Buy Co., Inc., 5.5%, 3/15/2021		$19,000	$20,069
Gap, Inc., 5.95%, 4/12/2021		30,000	32,503

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Retailers - continued
Home Depot, Inc., 2.625%, 6/01/2022		$15,000	$15,517
L Brands, Inc., 6.875%, 11/01/2035		2,000	2,170
Limited Brands, Inc., 7%, 5/01/2020		25,000	28,617

			$98,876
Supermarkets - 0.0%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	10,000	$8,744

Supranational - 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	10,000	$8,479
International Finance Corp., 3.25%, 7/22/2019	AUD	15,000	11,774

			$20,253
Telecommunications - Wireless - 0.7%
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	50,000	$69,005
American Tower Corp., REIT, 4.7%, 3/15/2022		$4,000	4,331
American Tower Corp., REIT, 3.5%, 1/31/2023		11,000	11,104
American Tower Corp., REIT, 4%, 6/01/2025		25,000	25,791
Crown Castle International Corp., 5.25%, 1/15/2023		18,000	19,418
T-Mobile USA, Inc., 6.25%, 4/01/2021		22,000	23,096
T-Mobile USA, Inc., 6%, 4/15/2024		9,000	9,113

			$161,858
Telephone Services - 0.0%
TELUS Corp., 5.05%, 7/23/2020	CAD	12,000	$10,369

Tobacco - 0.4%
Altria Group, Inc., 2.85%, 8/09/2022		$30,000	$30,989
Altria Group, Inc., 4%, 1/31/2024		15,000	16,511
Reynolds American, Inc., 8.125%, 6/23/2019		11,000	13,143
Reynolds American, Inc., 3.25%, 6/12/2020		20,000	20,915
Reynolds American, Inc., 4%, 6/12/2022		7,000	7,607
Reynolds American, Inc., 4.45%, 6/12/2025		4,000	4,401

			$93,566
Transportation - Services - 0.0%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)		$5,000	$5,059

U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 6/01/2025		$29,530	$31,554
Small Business Administration, 2.22%, 3/01/2033		29,844	30,153

			$61,707
U.S. Treasury Obligations - 15.7%
U.S. Treasury Bonds, 3.625%, 2/15/2044		$29,000	$35,177
U.S. Treasury Bonds, TIPS, 1.625%, 1/15/2018		53,151	55,576
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/2020		92,164	94,096
U.S. Treasury Bonds, TIPS, 1.125%, 1/15/2021 (f)		173,285	185,182
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/2023 (f)		174,085	179,310
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2024 (f)		188,859	196,644
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024 (f)		116,739	117,140
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/2025		109,028	109,947
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		113,118	134,704
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/2025		64,938	66,356
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2026		69,795	72,966

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, TIPS, 2%, 1/15/2026		$105,043	$122,982
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2027 (f)		57,565	70,307
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/2028		76,900	89,162
U.S. Treasury Bonds, TIPS, 3.625%, 4/15/2028 (f)		57,127	78,654
U.S. Treasury Bonds, TIPS, 2.5%, 1/15/2029		54,071	67,904
U.S. Treasury Bonds, TIPS, 3.875%, 4/15/2029		51,881	74,261
U.S. Treasury Bonds, TIPS, 3.375%, 4/15/2032		25,360	36,708
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/2040		27,403	35,001
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/2041 (f)		31,374	40,380
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/2042		72,345	70,211
U.S. Treasury Bonds, TIPS, 0.625%, 2/15/2043		56,676	53,200
U.S. Treasury Bonds, TIPS, 1.375%, 2/15/2044		62,010	69,421
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/2045		65,396	63,270
U.S. Treasury Notes, 3.5%, 5/15/2020		81,000	88,730
U.S. Treasury Notes, 1.75%, 5/15/2022		118,000	119,987
U.S. Treasury Notes, TIPS, 2.625%, 7/15/2017		19,433	20,463
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2018 (f)		193,706	197,134
U.S. Treasury Notes, TIPS, 1.375%, 7/15/2018		48,341	51,002
U.S. Treasury Notes, TIPS, 2.125%, 1/15/2019		59,588	64,328
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2019		60,665	61,974
U.S. Treasury Notes, TIPS, 1.875%, 7/15/2019		57,698	62,723
U.S. Treasury Notes, TIPS, 1.375%, 1/15/2020 (f)		61,353	65,681
U.S. Treasury Notes, TIPS, 1.25%, 7/15/2020		126,017	135,465
U.S. Treasury Notes, TIPS, 0.625%, 7/15/2021		119,833	125,774
U.S. Treasury Notes, TIPS, 0.125%, 1/15/2022 (f)		117,236	118,966
U.S. Treasury Notes, TIPS, 0.125%, 7/15/2022 (f)		161,748	164,553
U.S. Treasury Notes, TIPS, 0.125%, 1/15/2023 (f)		129,326	130,387

			$3,525,726
Utilities - Electric Power - 0.5%
CMS Energy Corp., 5.05%, 3/15/2022		$15,000	$16,781
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	5,000	8,779
EDP Finance B.V., 4.125%, 6/29/2020	EUR	25,000	31,434
PPL Capital Funding, Inc., 5%, 3/15/2044		$6,000	6,431
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		4,000	4,436
Progress Energy, Inc., 7.05%, 3/15/2019		30,000	34,162

			$102,023
Total Bonds			$9,658,959

Common Stocks - 30.2%
Aerospace - 0.9%
Honeywell International, Inc.		613	$68,687
Northrop Grumman Corp.		337	66,692
Rockwell Collins, Inc.		295	27,202
United Technologies Corp.		411	41,141

			$203,722
Alcoholic Beverages - 0.1%
AmBev S.A., ADR		6,059	$31,386

Apparel Manufacturers - 0.3%
Burberry Group PLC		1,438	$28,192
LVMH Moet Hennessy Louis Vuitton S.A.		198	33,908

			$62,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - 0.2%
Delphi Automotive PLC	499	$37,435

Biotechnology - 0.4%
Alexion Pharmaceuticals, Inc. (a)	390	$54,296
Celgene Corp. (a)	271	27,124

		$81,420
Broadcasting - 0.4%
Twenty-First Century Fox, Inc.	1,552	$43,270
WPP PLC	1,624	37,949

		$81,219
Brokerage & Asset Managers - 0.6%
BlackRock, Inc.	181	$61,643
Franklin Resources, Inc.	833	32,529
NASDAQ, Inc.	709	47,063

		$141,235
Business Services - 1.3%
Accenture PLC, “A”	485	$55,969
Cognizant Technology Solutions Corp., “A” (a)	881	55,239
Equifax, Inc.	291	33,258
Fidelity National Information Services, Inc.	797	50,458
Fiserv, Inc. (a)	351	36,006
Gartner, Inc. (a)	372	33,238
Global Payments, Inc.	558	36,437

		$300,605
Cable TV - 0.5%
Charter Communications, Inc., “A” (a)(l)	339	$68,624
Time Warner Cable, Inc.	193	39,492

		$108,116
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	768	$48,630
Monsanto Co.	573	50,275
Orica Ltd.	1,472	17,343
PPG Industries, Inc.	439	48,944

		$165,192
Computer Software - 0.8%
Adobe Systems, Inc. (a)	567	$53,185
Qlik Technologies, Inc. (a)	827	23,917
Sabre Corp.	1,133	32,766
Salesforce.com, Inc. (a)	842	62,165

		$172,033
Computer Software - Systems - 0.5%
Apple, Inc.	432	$47,084
Constellation Software, Inc.	55	22,520
Hewlett Packard Enterprise	2,974	52,729

		$122,333
Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	1,736	$22,535

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.2%
Sherwin-Williams Co.	189	$53,803

Consumer Products - 0.7%
Hengan International Group Co. Ltd.	2,000	$17,351
Kimberly-Clark Corp.	328	44,119
L’Oréal	263	47,120
Newell Rubbermaid, Inc.	1,033	45,752

		$154,342
Consumer Services - 0.2%
Priceline Group, Inc. (a)	33	$42,536

Containers - 0.1%
Berry Plastics Group, Inc. (a)	412	$14,894
Crown Holdings, Inc. (a)	264	13,092

		$27,986

Electrical Equipment - 1.1%
Danaher Corp. (s)	1,311	$124,361
Schneider Electric S.A.	959	60,608
Tyco International PLC	1,025	37,628
W.W. Grainger, Inc.	142	33,147

		$255,744
Electronics - 0.6%
Analog Devices, Inc.	378	$22,374
Broadcom Corp.	350	54,075
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	55,369
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	227	5,947

		$137,765
Energy - Independent - 0.8%
EOG Resources, Inc.	1,008	$73,161
INPEX Corp.	2,200	16,684
Memorial Resource Development Corp. (a)	1,778	18,100
Oil Search Ltd.	6,381	33,066
Pioneer Natural Resources Co.	303	42,644

		$183,655
Energy - Integrated - 0.6%
BP PLC	15,117	$76,024
Exxon Mobil Corp. (s)	782	65,367

		$141,391
Food & Beverages - 1.4%
Coca-Cola Co. (s)	1,567	$72,693
Danone S.A.	812	57,758
Mead Johnson Nutrition Co., “A”	438	37,217
Mondelez International, Inc.	1,457	58,455
Nestle S.A.	1,103	82,420

		$308,543
Food & Drug Stores - 0.5%
CVS Health Corp. (s)	666	$69,084
Sundrug Co. Ltd.	500	37,407

		$106,491

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 0.8%
Costco Wholesale Corp.	342	$53,892
Dollar Tree, Inc. (a)	746	61,515
Target Corp. (s)	759	62,451

		$177,858
Health Maintenance Organizations - 0.3%
UnitedHealth Group, Inc.	457	$58,907

Insurance - 1.0%
AIA Group Ltd.	10,600	$60,055
American International Group, Inc.	1,129	61,022
Chubb Ltd.	533	63,507
Hiscox Ltd.	3,063	42,629

		$227,213
Internet - 1.3%
Alibaba Group Holding Ltd., ADR (a)	344	$27,186
Alphabet, Inc., “A” (a)(s)	145	110,621
Alphabet, Inc., “C” (a)	56	41,717
Facebook, Inc., “A” (a)(s)	767	87,515
LinkedIn Corp., “A” (a)	208	23,785

		$290,824
Machinery & Tools - 0.5%
Kubota Corp.	2,500	$34,131
Roper Technologies, Inc.	258	47,155
Schindler Holding AG	209	38,537

		$119,823
Major Banks - 1.8%
Barclays PLC	12,969	$27,940
BNP Paribas	820	41,270
BOC Hong Kong Holdings Ltd.	10,500	31,335
Goldman Sachs Group, Inc.	244	38,303
HSBC Holdings PLC	8,548	53,270
JPMorgan Chase & Co. (s)	1,268	75,091
Sumitomo Mitsui Financial Group, Inc.	1,800	54,570
Wells Fargo & Co. (s)	1,639	79,262

		$401,041
Medical & Health Technology & Services - 0.2%
McKesson Corp.	276	$43,401

Medical Equipment - 1.2%
Cooper Cos., Inc.	227	$34,951
Medtronic PLC	988	74,100
Stryker Corp. (s)	677	72,635
Terumo Corp.	1,000	35,852
VWR Corp. (a)	1,979	53,552

		$271,090
Metals & Mining - 0.3%
Rio Tinto Ltd.	2,147	$60,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.2%
China Resources Gas Group Ltd.	12,000	$34,264
Engie	1,326	20,581

		$54,845
Natural Gas - Pipeline - 0.3%
Enbridge, Inc.	840	$32,701
Enterprise Products Partners LP	1,054	25,949

		$58,650
Network & Telecom - 0.3%
Cisco Systems, Inc.	2,610	$74,307

Oil Services - 0.2%
Schlumberger Ltd.	582	$42,923

Other Banks & Diversified Financials - 2.7%
ABN AMRO Group N.V., GDR (a)	1,818	$37,247
Aeon Credit Service Co. Ltd.	1,400	33,039
American Express Co. (s)	455	27,937
Credicorp Ltd.	258	33,801
Discover Financial Services	685	34,880
Element Financial Corp.	2,892	31,175
HDFC Bank Ltd., ADR	930	57,316
Intesa Sanpaolo S.p.A.	13,750	38,083
Julius Baer Group Ltd.	693	29,765
Kasikornbank Co. Ltd.	5,100	25,370
KBC Groep N.V.	614	31,674
Lloyds TSB Group PLC	49,947	48,795
UBS AG	3,721	59,943
Visa, Inc., “A” (s)	1,140	87,187
Wintrust Financial Corp.	714	31,659

		$607,871
Pharmaceuticals - 1.4%
Allergan PLC (a)(s)	215	$57,626
Eli Lilly & Co. (s)	852	61,353
Novartis AG	1,047	75,894
Roche Holding AG	320	78,773
Santen Pharmaceutical Co. Ltd.	2,400	36,103

		$309,749
Printing & Publishing - 0.2%
Reed Elsevier N.V.	2,668	$46,586

Railroad & Shipping - 0.2%
Union Pacific Corp.	704	$56,003

Restaurants - 0.7%
Aramark	1,584	$52,462
Whitbread PLC	744	42,315
YUM! Brands, Inc.	631	51,647

		$146,424
Specialty Chemicals - 0.5%
Akzo Nobel N.V.	605	$41,237
LG Chem Ltd.	90	25,774

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Linde AG	258	$37,593

		$104,604
Specialty Stores - 0.5%
Amazon.com, Inc. (a)	78	$46,304
Gap, Inc.	915	26,901
Urban Outfitters, Inc. (a)	1,377	45,565

		$118,770
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	465	$47,602
KDDI Corp.	3,200	85,470
Mobile TeleSystems PJSC	1,232	4,403
Philippine Long Distance Telephone Co.	270	11,610
Vodafone Group PLC	7,595	24,129

		$173,214
Telephone Services - 0.4%
BT Group PLC	3,897	$24,655
Hellenic Telecommunications Organization S.A.	2,404	21,747
TDC A.S.	3,806	18,628
Verizon Communications, Inc.	478	25,850

		$90,880
Tobacco - 0.4%
Japan Tobacco, Inc.	1,200	$50,007
Reynolds American, Inc.	703	35,368

		$85,375
Trucking - 0.2%
Yamato Holdings Co. Ltd.	1,700	$33,941

Utilities - Electric Power - 0.8%
CMS Energy Corp. (s)	2,324	$98,631
Enel S.p.A.	7,860	34,863
NextEra Energy, Inc.	374	44,259

		$177,753
Total Common Stocks		$6,773,939

Underlying Affiliated Funds - 20.1%
MFS Commodity Strategy Fund - Class R5 (v)	603,184	$3,299,419
MFS Global Real Estate Fund - Class R5	75,159	1,191,267
Total Underlying Affiliated Funds		$4,490,686

Money Market Funds - 5.9%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	1,323,483	$1,323,483

Collateral for Securities Loaned - 0.3%
Navigator Securities Lending Prime Portfolio, 0.5%, at Net Asset Value (j)	61,910	$61,910
Total Investments		$22,308,977

Other Assets, Less Liabilities - 0.4%		86,135
Net Assets - 100.0%		$22,395,112

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $167,429, representing 0.7% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At March 31, 2016, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/16

Forward Foreign Currency Exchange Contracts at 3/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	119,323	6/17/16	$89,982	$91,157	$1,175
BUY	CAD	Citibank N.A.	14,000	4/15/16	10,540	10,780	240
BUY	CAD	JPMorgan Chase Bank N.A.	107,030	5/02/16	80,000	82,414	2,414
BUY	CHF	JPMorgan Chase Bank N.A.	468,255	5/02/16	473,000	487,571	14,571
BUY	CHF	UBS AG	59,000	4/15/16	59,320	61,388	2,068
BUY	CZK	Citibank N.A.	248,000	4/15/16	9,956	10,435	479
BUY	DKK	Credit Suisse Group	52,447	4/15/16	7,632	8,011	379
BUY	DKK	Goldman Sachs International	134,777	4/15/16	19,636	20,587	951
BUY	EUR	Credit Suisse Group	204,373	4/15/16	222,168	232,634	10,466
BUY	EUR	Deutsche Bank AG	380,343	4/15/16	413,415	432,938	19,523
BUY	EUR	Goldman Sachs International	171,031	4/15/16	186,278	194,682	8,404
BUY	EUR	JPMorgan Chase Bank N.A.	18,000	4/15/16	19,683	20,489	806
BUY	EUR	Morgan Stanley Capital Services, Inc.	35,000	4/15/16	39,273	39,840	567
SELL	EUR	Goldman Sachs International	855,269	4/15/16-6/17/16	976,279	975,408	871
BUY	GBP	Goldman Sachs International	50,000	4/15/16	71,467	71,815	348
BUY	GBP	JPMorgan Chase Bank N.A.	252,701	5/03/16-6/17/16	360,000	362,996	2,996
SELL	GBP	Goldman Sachs International	5,496	4/15/16	7,990	7,894	96
BUY	HKD	Goldman Sachs International	93,232	5/03/16	12,000	12,021	21
BUY	ILS	Citibank N.A.	45,000	4/15/16	11,483	11,982	499
BUY	JPY	Goldman Sachs International	24,192,521	4/15/16	205,400	215,038	9,638
BUY	JPY	JPMorgan Chase Bank N.A.	3,295,266	6/17/16	29,066	29,342	276
BUY	JPY	UBS AG	40,839,496	4/15/16	347,973	363,007	15,034
SELL	JPY	JPMorgan Chase Bank N.A.	24,963,378	6/17/16	223,000	222,277	723
BUY	KRW	JPMorgan Chase Bank N.A.	131,368,710	5/02/16	105,683	114,789	9,106
BUY	MYR	JPMorgan Chase Bank N.A.	91,709	4/14/16	22,198	23,487	1,289
BUY	NOK	Goldman Sachs International	14,707,269	5/02/16-6/17/16	1,732,084	1,776,716	44,632
BUY	NZD	Citibank N.A.	15,000	4/15/16	9,718	10,362	644
BUY	NZD	Deutsche Bank AG	45,000	4/15/16	29,160	31,086	1,926
BUY	NZD	Goldman Sachs International	23,000	4/15/16	14,914	15,888	974
BUY	NZD	JPMorgan Chase Bank N.A.	23,000	4/15/16	14,909	15,888	979
BUY	NZD	Merrill Lynch International	5,000	4/15/16	3,239	3,454	215
BUY	PLN	Goldman Sachs International	81,039	4/15/16	20,197	21,715	1,518
BUY	SEK	Deutsche Bank AG	598,000	4/15/16	73,059	73,690	631
BUY	SEK	Goldman Sachs International	808,510	4/15/16-5/02/16	94,712	99,664	4,952
SELL	SEK	Goldman Sachs International	3,499,937	6/17/16	433,000	432,262	738
BUY	SGD	Deutsche Bank AG	24,000	4/15/16	16,706	17,805	1,099
BUY	SGD	JPMorgan Chase Bank N.A.	100,000	4/15/16	71,522	74,189	2,667
BUY	TRY	Citibank N.A.	43,000	4/15/16	13,891	15,199	1,308
BUY	TWD	JPMorgan Chase Bank N.A.	434,098	6/17/16	13,300	13,498	198
BUY	ZAR	UBS AG	296,000	4/15/16	17,459	20,006	2,547

							$167,968

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	852,636	6/17/16	$654,000	$651,380	$(2,620)
SELL	AUD	Brown Brothers Harriman	5,000	4/15/16	3,520	3,831	(311)
SELL	AUD	JPMorgan Chase Bank N.A.	541,491	5/02/16	398,000	414,545	(16,545)
SELL	AUD	Westpac Banking Corp.	111,867	4/15/16	77,818	85,709	(7,891)
SELL	BRL	JPMorgan Chase Bank N.A.	140,129	6/17/16	37,475	38,200	(725)
BUY	CAD	JPMorgan Chase Bank N.A.	1,408,565	6/17/16	1,090,000	1,084,624	(5,376)
SELL	CAD	Credit Suisse Group	34,000	4/15/16	24,246	26,180	(1,934)
SELL	CAD	Deutsche Bank AG	24,000	4/15/16	17,116	18,480	(1,364)
SELL	CAD	Goldman Sachs International	129,681	4/15/16	91,015	99,854	(8,839)
SELL	CAD	JPMorgan Chase Bank N.A.	861,559	6/17/16	652,990	663,419	(10,429)
SELL	CAD	Merrill Lynch International	10,458	4/15/16	7,356	8,053	(697)
SELL	CAD	Morgan Stanley Capital Services, Inc.	8,000	4/15/16	5,693	6,160	(467)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CHF	JPMorgan Chase Bank N.A.	14,315	6/17/16	$15,000	$14,937	$(63)
SELL	CHF	JPMorgan Chase Bank N.A.	1,581,863	6/17/16	1,610,257	1,650,512	(40,255)
SELL	CLP	JPMorgan Chase Bank N.A.	9,422,250	6/17/16	13,582	13,974	(392)
SELL	DKK	Goldman Sachs International	496,916	6/17/16	74,177	76,058	(1,881)
SELL	EUR	Barclays Bank PLC	30,000	4/15/16	32,747	34,149	(1,402)
SELL	EUR	Citibank N.A.	81,000	4/15/16	89,518	92,201	(2,683)
SELL	EUR	Deutsche Bank AG	217,104	4/15/16	239,458	247,126	(7,668)
SELL	EUR	Goldman Sachs International	2,094,850	4/15/16-6/17/16	2,347,249	2,389,043	(41,794)
SELL	EUR	JPMorgan Chase Bank N.A.	82,000	4/15/16	90,695	93,339	(2,644)
SELL	EUR	Morgan Stanley Capital Services, Inc.	19,165	4/15/16	21,608	21,815	(207)
BUY	GBP	BNP Paribas S.A.	20,147	4/15/16	29,097	28,937	(160)
BUY	GBP	Morgan Stanley Capital Services, Inc.	13,000	4/15/16	18,952	18,672	(280)
SELL	GBP	Citibank N.A.	2,126	4/15/16	3,000	3,053	(53)
SELL	GBP	Deutsche Bank AG	19,000	4/15/16	27,177	27,290	(113)
SELL	GBP	Goldman Sachs International	9,000	4/15/16	12,844	12,927	(83)
SELL	GBP	JPMorgan Chase Bank N.A.	1,885,288	6/17/16	2,703,409	2,708,379	(4,970)
BUY	HKD	Goldman Sachs International	635,971	6/17/16	82,026	82,017	(9)
SELL	HKD	JPMorgan Chase Bank N.A.	2,875,302	6/17/16	370,733	370,811	(78)
SELL	IDR	JPMorgan Chase Bank N.A.	312,390,000	6/17/16	23,280	23,285	(5)
SELL	ILS	Goldman Sachs International	119,919	6/17/16	30,879	31,980	(1,101)
SELL	INR	JPMorgan Chase Bank N.A.	3,492,540	6/17/16	51,177	52,042	(865)
BUY	JPY	Deutsche Bank AG	25,717,167	4/15/16	228,658	228,590	(68)
BUY	JPY	Goldman Sachs International	2,296,588	4/15/16	20,525	20,413	(112)
SELL	JPY	Deutsche Bank AG	5,604,844	4/15/16	49,705	49,819	(114)
SELL	JPY	Goldman Sachs International	9,562,052	4/15/16	82,013	84,993	(2,980)
SELL	JPY	JPMorgan Chase Bank N.A.	9,576,000	4/15/16	80,932	85,117	(4,185)
SELL	KRW	JPMorgan Chase Bank N.A.	248,584,000	5/02/16-6/17/16	208,840	216,965	(8,125)
SELL	MXN	JPMorgan Chase Bank N.A.	1,930,922	4/15/16-6/17/16	107,293	111,338	(4,045)
SELL	MYR	JPMorgan Chase Bank N.A.	205,427	6/17/16	49,672	52,347	(2,675)
BUY	NOK	Goldman Sachs International	1,232,792	6/17/16	149,000	148,927	(73)
SELL	NOK	Goldman Sachs International	927,008	4/15/16	104,446	112,025	(7,579)
BUY	NZD	Goldman Sachs International	106,977	6/17/16	74,000	73,663	(337)
SELL	NZD	Barclays Bank PLC	13,000	4/15/16	8,361	8,980	(619)
SELL	NZD	Deutsche Bank AG	65,000	4/15/16	41,791	44,902	(3,111)
SELL	NZD	Goldman Sachs International	1,405,297	4/15/16-6/17/16	935,534	968,162	(32,628)
SELL	NZD	UBS AG	12,000	4/15/16	7,720	8,290	(570)
SELL	NZD	Westpac Banking Corp.	76,160	4/15/16	49,457	52,611	(3,154)
SELL	PLN	Goldman Sachs International	92,471	6/17/16	23,950	24,760	(810)
SELL	RUB	JPMorgan Chase Bank N.A.	1,557,772	6/17/16	21,355	22,745	(1,390)
SELL	SEK	Goldman Sachs International	103,602	6/17/16	12,465	12,795	(330)
SELL	SGD	Deutsche Bank AG	17,000	4/15/16	11,914	12,612	(698)
SELL	SGD	Goldman Sachs International	46,000	4/15/16	32,231	34,127	(1,896)
SELL	SGD	JPMorgan Chase Bank N.A.	108,023	4/15/16-6/17/16	77,669	80,116	(2,447)
SELL	SGD	Merrill Lynch International	14,000	4/15/16	9,811	10,386	(575)
BUY	THB	JPMorgan Chase Bank N.A.	719,460	5/24/16	20,585	20,479	(106)
SELL	THB	JPMorgan Chase Bank N.A.	1,524,346	6/17/16	43,336	43,383	(47)
SELL	TWD	Goldman Sachs International	2,925,480	6/17/16	89,642	90,969	(1,327)
SELL	ZAR	Deutsche Bank AG	99,000	4/15/16	6,687	6,691	(4)
SELL	ZAR	JPMorgan Chase Bank N.A.	862,452	6/17/16	53,163	57,571	(4,408)

							$(248,317)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 3/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
ASX SPI 200 Index (Long)	AUD	4	$388,334	June - 2016	$96
Bovespa Index (Long)	BRL	43	600,014	April - 2016	119,328
S&P/TSX 60 Index (Short)	CAD	3	363,580	June - 2016	1,127
AEX Index (Short)	EUR	6	600,401	April - 2016	2,008
DAX Index (Long)	EUR	1	284,475	June - 2016	196
FTSE 100 Index (Long)	GBP	10	877,979	June - 2016	4,829
Hang Seng Index (Long)	HKD	5	670,558	April - 2016	11,426
Hang Seng China Enterprises Index (Long)	HKD	12	696,269	April - 2016	18,652
KOSPI 200 Index (Long)	KRW	1	107,730	June - 2016	1,989
Mexico Bolsa Index (Long)	MXN	7	186,061	June - 2016	4,242
TurkDEX-BIST 30 Index (Long)	TRY	225	814,266	April - 2016	79,872

					$243,765

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	23	$2,308,803	June - 2016	$8,122
Canadian Government Bond 10 yr (Long)	CAD	9	977,648	June - 2016	681

					$8,803

					$252,568

Liability Derivatives
Equity Futures
CAC 40 Index (Long)	EUR	12	$598,558	April - 2016	$(17,781)
FTSE/MIB Index (Long)	EUR	1	100,681	June - 2016	(5,545)
IBEX 35 Index (Long)	EUR	4	395,529	April - 2016	(11,017)
TOPIX Index (Short)	JPY	9	1,077,569	June - 2016	(488)
OMX 30 Index (Long)	SEK	3	49,684	April - 2016	(171)
MSCI Singapore Index (Long)	SGD	11	260,259	April - 2016	(215)
E-Mini S&P 500 Index (Short)	USD	10	1,025,750	June - 2016	(20,630)
MSCI Taiwan Index (Short)	USD	4	128,800	April - 2016	(433)
Russell 2000 Mini Index (Short)	USD	7	776,720	June - 2016	(19,866)
SGX CNX Nifty Index (Short)	USD	33	513,975	April - 2016	(6,175)
FTSE/JSE Top 40 Index (Short)	ZAR	8	253,556	June - 2016	(1,129)

					$(83,450)

Interest Rate Futures
German Euro Bund (Short)	EUR	10	1,858,418	June - 2016	$(4,856)
Japanese Government Bond 10 yr (Short)	JPY	2	2,688,702	June - 2016	(3,048)
U.S. Treasury Note 10 yr (Short)	USD	11	1,434,297	June - 2016	(5,368)

					$(13,272)

					$(96,722)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 3/31/16

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
9/20/16	USD	1,095,000	JPMorgan Chase Bank	(1)	3-Month LIBOR	$20,657

(1)	Fund to receive notional amount multiplied by the rate of return of the iBoxx USD Liquid High Yield Index.

At March 31, 2016, the fund had cash collateral of $177,235 and other liquid securities with an aggregate value of $1,522,733 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,375,794	$—	$—	$4,375,794
United Kingdom	466,199	—	—	466,199
Japan	417,204	—	—	417,204
Switzerland	365,332	—	—	365,332
France	261,244	—	—	261,244
Netherlands	125,070	—	—	125,070
Hong Kong	113,926	—	—	113,926
Canada	86,396	—	—	86,396
China	78,802	—	—	78,802
Other Countries	479,569	4,403	—	483,972
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	3,587,433	—	3,587,433
Non-U.S. Sovereign Debt	—	2,587,086	—	2,587,086
U.S. Corporate Bonds	—	2,054,197	—	2,054,197
Residential Mortgage-Backed Securities	—	333,394	—	333,394
Commercial Mortgage-Backed Securities	—	470,411	—	470,411
Asset-Backed Securities	—	26,000	—	26,000
Foreign Bonds	—	600,438	—	600,438
Mutual Funds	5,876,079	—	—	5,876,079
Total Investments	$12,645,615	$9,663,362	$—	$22,308,977

Other Financial Instruments
Futures Contracts	$155,846	$—	$—	$155,846
Swap Agreements	—	20,657	—	20,657
Forward Foreign Currency Exchange Contracts	—	(80,349)	—	(80,349)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 1 investments presented above, equity investments amounting to $21,747 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$23,848,923
Gross unrealized appreciation	524,381
Gross unrealized depreciation	(2,064,327)
Net unrealized appreciation (depreciation)	$(1,539,946)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	611,062	104,092	(111,970)	603,184
MFS Global Real Estate Fund	87,011	9,089	(20,941)	75,159
MFS Institutional Money Market Portfolio	1,559,679	8,118,175	(8,354,371)	1,323,483

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(465,592)	$—	$13,387	$3,299,419
MFS Global Real Estate Fund	12,478	60,138	27,973	1,191,267
MFS Institutional Money Market Portfolio	—	—	1,523	1,323,483

	$(453,114)	$60,138	$42,883	$5,814,169

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2016, are as follows:

United States	60.2%
Australia	13.6%
United Kingdom	7.7%
France	5.9%
Canada	5.3%
Hong Kong	4.0%
Turkey	3.6%
Germany	(5.6)%
Japan	(11.1)%
Other Countries	16.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2016

*	Print name and title of each signing officer under his or her signature.